Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Nov. 30, 2024	Oct. 31, 2024	Sep. 30, 2024	Aug. 31, 2024	Jul. 31, 2024	Jun. 30, 2024	May 31, 2024	Apr. 30, 2024	Mar. 31, 2024	Feb. 29, 2024	Jan. 31, 2024	Dec. 31, 2023	Nov. 30, 2023	Oct. 31, 2023	Sep. 30, 2023	Aug. 31, 2023	Jul. 31, 2023	Jun. 30, 2023	May 31, 2023	Apr. 30, 2023	Mar. 31, 2023	Feb. 28, 2023	Jan. 31, 2023	Dec. 31, 2022	Nov. 30, 2022	Oct. 31, 2022	Sep. 30, 2022	Aug. 31, 2022	Jul. 31, 2022	Jun. 30, 2022	May 31, 2022	Apr. 30, 2022	Mar. 31, 2022	Feb. 28, 2022	Jan. 31, 2022	Dec. 31, 2021	Nov. 30, 2021	Oct. 31, 2021	Sep. 30, 2021	Aug. 31, 2021	Jul. 31, 2021	Jun. 30, 2021	May 31, 2021	Apr. 30, 2021	Mar. 31, 2021	Feb. 28, 2021	Jan. 31, 2021	Dec. 31, 2020	Nov. 30, 2020	Oct. 31, 2020	Sep. 30, 2020	Aug. 31, 2020	Jul. 31, 2020	Jun. 30, 2020	May 31, 2020	Apr. 30, 2020	Mar. 31, 2020	Feb. 29, 2020	Jan. 31, 2020	Dec. 31, 2019	Nov. 30, 2019	Oct. 31, 2019	Sep. 30, 2019	Aug. 31, 2019	Jul. 31, 2019	Jun. 30, 2019	May 31, 2019	Apr. 30, 2019	Mar. 31, 2019	Feb. 28, 2019	Jan. 31, 2019	Dec. 31, 2018	Nov. 30, 2018	Oct. 31, 2018	Sep. 30, 2018	Aug. 31, 2018	Jul. 31, 2018	Jun. 30, 2018	May 31, 2018	Apr. 30, 2018	Mar. 31, 2018	Feb. 28, 2018	Jan. 31, 2018	Dec. 31, 2017	Nov. 30, 2017	Oct. 31, 2017	Sep. 30, 2017	Aug. 31, 2017	Jul. 31, 2017	Jun. 30, 2017	May 31, 2017	Apr. 30, 2017	Mar. 31, 2017	Feb. 28, 2017	Jan. 31, 2017	Dec. 31, 2016	Nov. 30, 2016	Oct. 31, 2016	Sep. 30, 2016	Aug. 31, 2016	Jul. 31, 2016	Jun. 30, 2016	May 31, 2016	Apr. 30, 2016	Mar. 31, 2016	Feb. 29, 2016	Jan. 31, 2016	Dec. 31, 2015	Nov. 30, 2015	Oct. 31, 2015	Sep. 30, 2015	Aug. 31, 2015	Jul. 31, 2015	Jun. 30, 2015	May 31, 2015	Apr. 30, 2015	Mar. 31, 2015	Feb. 28, 2015	Jan. 31, 2015	Dec. 31, 2014
C000016960
Account Value [Line Items]
Line Graph and Table Measure Name	M Capital Appreciation Fund
Account Value	$ 22,975	$ 24,815	$ 22,771	$ 23,224	$ 22,736	$ 22,993	$ 21,479	$ 21,898	$ 20,991	$ 22,334	$ 21,368	$ 20,042	$ 20,897	$ 18,873	$ 17,098	$ 18,631	$ 20,116	$ 20,761	$ 20,003	$ 17,889	$ 17,745	$ 18,185	$ 18,705	$ 19,225	$ 16,913	$ 18,073	$ 16,876	$ 15,235	$ 17,124	$ 17,704	$ 15,980	$ 18,010	$ 17,740	$ 19,719	$ 19,514	$ 19,215	$ 20,661	$ 19,824	$ 20,341	$ 19,534	$ 20,175	$ 19,916	$ 20,052	$ 20,104	$ 20,000	$ 19,280	$ 19,116	$ 17,615	$ 17,548	$ 16,076	$ 13,780	$ 13,484	$ 13,931	$ 13,454	$ 12,656	$ 12,228	$ 11,181	$ 9,562	$ 12,966	$ 14,334	$ 14,906	$ 14,489	$ 13,761	$ 13,563	$ 13,182	$ 13,805	$ 13,640	$ 12,558	$ 13,855	$ 13,325	$ 13,680	$ 12,991	$ 11,568	$ 13,050	$ 12,765	$ 14,421	$ 14,692	$ 13,918	$ 13,682	$ 13,707	$ 12,927	$ 13,117	$ 13,315	$ 13,902	$ 13,475	$ 13,471	$ 13,258	$ 12,979	$ 12,452	$ 12,562	$ 12,362	$ 12,172	$ 12,160	$ 12,021	$ 11,928	$ 11,685	$ 11,321	$ 11,162	$ 10,415	$ 10,863	$ 10,721	$ 10,411	$ 9,583	$ 9,679	$ 9,497	$ 9,523	$ 8,861	$ 8,526	$ 9,352	$ 9,777	$ 9,441	$ 8,861	$ 9,388	$ 9,998	$ 10,545	$ 10,649	$ 10,437	$ 10,622	$ 10,390	$ 9,815	$ 10,000
C000016958
Account Value [Line Items]
Line Graph and Table Measure Name	M International Equity Fund
Account Value	$ 14,251	14,592	14,632	15,370	15,047	14,723	14,349	14,536	13,961	14,183	13,790	13,437	13,709	13,008	12,046	12,527	12,900	13,390	12,880	12,327	12,807	12,602	12,337	12,778	11,818	12,033	10,623	10,242	11,394	11,852	11,442	12,566	12,357	13,138	13,205	13,452	13,767	13,160	13,765	13,468	13,905	13,700	13,812	13,941	13,467	13,058	12,732	12,360	12,397	11,669	10,284	10,486	10,688	10,229	9,808	9,432	9,065	8,387	10,092	10,926	11,384	10,902	10,822	10,429	10,125	10,402	10,634	10,050	10,640	10,372	10,327	10,166	9,461	10,034	10,043	11,201	11,332	11,859	11,701	11,780	11,894	11,788	11,797	12,648	11,911	11,708	11,604	11,604	11,336	11,431	11,155	11,087	10,759	10,414	10,016	9,896	9,602	9,505	9,726	10,008	9,871	9,880	9,462	9,761	9,854	9,650	9,044	9,061	9,607	9,784	10,078	9,264	9,835	10,690	10,681	11,031	11,031	10,570	10,645	9,983	10,000
C000016961
Account Value [Line Items]
Line Graph and Table Measure Name	M Large Cap Growth Fund
Account Value	$ 36,637	37,161	35,429	35,611	35,047	34,543	35,832	33,161	31,504	33,573	32,900	30,599	29,193	27,829	25,072	25,437	27,109	26,705	25,831	24,894	24,112	23,997	22,815	23,597	22,110	23,571	22,302	21,197	23,308	24,196	22,175	23,822	23,979	26,946	26,123	27,629	29,642	29,026	29,937	28,025	29,780	28,809	28,436	26,890	27,028	25,133	24,937	24,113	24,397	23,591	22,265	22,718	23,742	21,825	20,598	19,754	18,657	16,360	18,122	19,348	18,928	18,206	17,324	16,908	17,263	17,606	17,220	16,142	17,177	16,471	16,033	15,375	13,908	15,143	14,524	16,029	16,080	15,700	15,546	15,652	14,969	14,920	15,359	15,966	14,633	14,571	14,281	13,843	13,896	13,548	12,877	12,649	12,127	11,684	11,457	11,046	10,529	10,651	10,615	10,978	10,762	10,757	10,162	10,541	10,202	10,352	9,670	9,929	10,780	10,768	10,864	9,919	10,333	11,168	10,659	10,714	10,409	10,463	10,459	9,875	10,000
C000016959
Account Value [Line Items]
Line Graph and Table Measure Name	M Large Cap Value Fund
Account Value	$ 21,210	22,801	21,362	21,325	21,179	20,691	19,545	19,757	19,160	20,013	18,770	18,197	17,880	16,924	15,946	16,578	17,031	17,413	16,745	15,700	16,510	16,405	16,769	17,368	16,616	17,344	16,301	14,316	15,625	15,936	15,170	16,609	16,170	16,959	16,620	16,751	16,861	15,872	16,552	15,754	16,229	15,862	15,808	16,077	15,569	14,933	13,811	12,980	12,969	12,479	11,102	11,367	11,621	11,229	10,911	10,986	10,683	9,542	11,635	13,079	13,393	13,120	12,701	12,582	12,183	12,651	12,631	11,759	12,616	12,177	12,237	11,948	11,021	12,220	11,966	12,917	13,053	12,790	12,347	12,408	12,246	12,165	12,246	12,966	12,534	12,438	11,990	11,720	11,398	11,483	11,238	11,069	11,086	11,119	11,297	10,942	10,900	10,548	9,891	10,016	9,950	9,858	9,551	9,675	9,692	9,651	9,003	9,036	9,941	10,316	10,208	9,450	9,780	10,339	10,254	10,487	10,262	10,262	10,262	9,716	10,000
M Financial Index: S&P 500
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500
Account Value	$ 34,247	35,105	33,159	33,462	32,763	31,987	31,601	30,506	29,065	30,303	29,358	27,870	27,410	26,219	24,024	24,540	25,769	26,186	25,371	23,799	23,695	23,331	22,505	23,068	21,704	23,031	21,812	20,178	22,225	23,170	21,214	23,123	23,081	25,286	24,380	25,133	26,504	25,367	25,544	23,872	25,036	24,298	23,734	23,192	23,032	21,865	20,947	20,385	20,593	19,831	17,874	18,362	19,088	17,808	16,857	16,528	15,777	13,984	15,955	17,386	17,393	16,883	16,292	15,947	15,654	15,906	15,680	14,648	15,642	15,033	14,747	14,288	13,228	14,541	14,250	15,296	15,209	14,729	14,201	14,114	13,782	13,729	14,087	14,627	13,834	13,682	13,275	12,972	12,710	12,671	12,416	12,340	12,168	12,044	12,030	11,571	11,355	11,135	10,737	10,937	10,935	10,920	10,531	10,504	10,318	10,278	9,625	9,638	10,141	10,304	10,273	9,473	9,713	10,336	10,124	10,324	10,193	10,096	10,258	9,700	10,000
M Financial Index: MSCI ACWI (All Country World Index) ex USA Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI (All Country World Index) ex USA Index
Account Value	$ 15,981	16,301	16,450	17,300	16,847	16,380	16,009	16,025	15,573	15,858	15,378	14,998	15,148	14,424	13,232	13,802	14,252	14,926	14,343	13,727	14,245	14,001	13,667	14,164	13,102	13,201	11,807	11,464	12,737	13,160	12,725	13,922	13,823	14,749	14,726	15,023	15,598	14,979	15,685	15,320	15,827	15,531	15,791	15,893	15,411	14,971	14,784	14,497	14,466	13,724	12,097	12,363	12,675	12,155	11,636	11,133	10,780	10,020	11,717	12,723	13,074	12,531	12,422	12,003	11,702	12,075	12,223	11,529	12,183	11,869	11,799	11,573	10,760	11,270	11,163	12,152	12,097	12,355	12,066	12,298	12,588	12,390	12,613	13,237	12,539	12,265	12,166	11,941	11,723	11,662	11,248	11,213	10,861	10,633	10,370	10,207	9,858	9,612	9,840	9,983	9,862	9,800	9,338	9,483	9,646	9,399	8,692	8,792	9,434	9,615	9,818	9,137	9,582	10,375	10,403	10,702	10,872	10,349	10,519	9,985	10,000
M Financial Index: S&P 500
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500
Account Value	$ 34,247	35,105	33,159	33,462	32,763	31,987	31,601	30,506	29,065	30,303	29,358	27,870	27,410	26,218	24,024	24,540	25,769	26,186	25,371	23,798	23,695	23,331	22,505	23,068	21,704	23,031	21,812	20,178	22,225	23,170	21,214	23,123	23,081	25,286	24,380	25,133	26,504	25,367	25,544	23,872	25,036	24,298	23,734	23,192	23,032	21,865	20,947	20,385	20,593	19,831	17,874	18,362	19,088	17,808	16,857	16,528	15,777	13,984	15,955	17,386	17,393	16,883	16,292	15,947	15,654	15,906	15,680	14,648	15,642	15,033	14,747	14,288	13,228	14,541	14,250	15,296	15,209	14,729	14,201	14,114	13,782	13,729	14,087	14,627	13,834	13,682	13,275	12,972	12,710	12,671	12,416	12,340	12,168	12,044	12,030	11,571	11,355	11,135	10,737	10,937	10,935	10,920	10,531	10,504	10,318	10,278	9,625	9,638	10,141	10,304	10,273	9,473	9,713	10,336	10,124	10,324	10,193	10,096	10,258	9,700	10,000
M Financial Index: Russell 1000
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000
Account Value	$ 33,557	34,521	32,433	32,661	31,978	31,237	30,788	29,801	28,461	29,726	28,803	27,327	26,951	25,683	23,489	24,071	25,258	25,708	24,853	23,281	23,173	22,889	22,187	22,728	21,300	22,615	21,454	19,862	21,887	22,761	20,821	22,724	22,759	24,986	24,171	24,853	26,338	25,312	25,657	23,992	25,147	24,440	23,942	23,357	23,247	22,059	21,256	20,657	20,829	19,984	17,878	18,320	19,015	17,715	16,735	16,373	15,552	13,737	15,829	17,237	17,219	16,736	16,126	15,792	15,522	15,812	15,570	14,549	15,539	14,936	14,680	14,200	13,102	14,414	14,127	15,203	15,145	14,641	14,152	14,061	13,711	13,665	13,982	14,515	13,760	13,608	13,205	12,909	12,640	12,601	12,356	12,270	12,116	11,989	11,981	11,535	11,308	11,099	10,678	10,890	10,882	10,868	10,469	10,445	10,265	10,210	9,545	9,548	10,090	10,275	10,242	9,475	9,742	10,366	10,170	10,365	10,231	10,159	10,287	9,725	10,000
M Financial Index: Russell 2500 Stock Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2500 Stock Index
Account Value	$ 23,350	25,255	22,993	23,209	22,868	22,928	21,342	21,667	20,802	22,295	21,412	20,307	20,853	18,834	17,279	18,396	19,484	20,281	19,320	17,804	18,120	18,360	19,075	19,535	17,759	18,882	18,117	16,531	18,272	18,770	17,010	18,807	18,744	20,490	20,170	19,945	21,756	21,065	21,982	20,955	21,635	21,156	21,533	21,281	21,237	20,420	20,089	18,859	18,407	17,105	14,709	14,447	14,830	14,187	13,643	13,260	12,348	10,779	13,766	15,026	15,338	15,020	14,402	14,131	13,886	14,465	14,316	13,368	14,392	13,905	14,020	13,388	12,006	13,484	13,233	14,728	14,955	14,340	14,069	13,968	13,341	13,309	13,182	13,747	13,341	13,296	12,873	12,677	12,127	12,229	12,103	11,808	11,941	11,850	11,859	11,580	11,421	11,203	10,325	10,762	10,711	10,626	10,098	10,102	9,894	9,750	9,000	8,937	9,711	10,123	9,928	9,402	9,842	10,461	10,481	10,555	10,333	10,517	10,379	9,795	10,000
M Financial Index: MSCI AC World ex US
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI AC World ex US
Account Value	$ 16,150	16,480	16,620	17,486	17,020	16,571	16,164	16,201	15,737	16,017	15,537	15,184	15,352	14,593	13,376	13,981	14,450	15,096	14,487	13,884	14,390	14,149	13,854	14,338	13,278	13,361	11,984	11,633	12,946	13,364	12,881	14,147	14,079	15,027	14,984	15,272	15,918	15,284	16,016	15,661	16,175	15,864	16,072	16,176	15,703	15,220	15,015	14,691	14,667	13,887	12,235	12,512	12,807	12,247	11,716	11,227	10,834	10,017	11,800	12,837	13,200	12,642	12,518	12,088	11,787	12,159	12,299	11,624	12,280	11,970	11,907	11,676	10,852	11,382	11,285	12,314	12,288	12,530	12,267	12,517	12,788	12,595	12,810	13,428	12,731	12,438	12,326	12,098	11,873	11,802	11,385	11,348	10,999	10,756	10,497	10,317	9,960	9,718	9,957	10,120	9,979	9,929	9,453	9,619	9,770	9,518	8,796	8,880	9,540	9,697	9,883	9,216	9,640	10,407	10,459	10,750	10,890	10,355	10,517	9,982	10,000
M Financial Index: Russell 1000 Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000 Growth Index
Account Value	$ 47,172	46,745	43,896	44,042	42,830	41,957	42,682	39,987	37,727	39,398	38,716	36,244	35,362	33,862	30,534	30,975	32,756	33,053	31,975	29,929	28,624	28,344	26,531	26,850	24,784	26,839	25,669	24,251	26,863	28,177	25,158	27,322	27,972	31,814	30,617	31,975	34,977	34,253	34,045	31,331	33,190	31,994	30,973	29,145	29,553	27,671	27,202	27,209	27,411	26,205	23,771	24,609	25,824	23,407	21,735	20,828	19,517	17,002	18,857	20,235	19,791	19,210	18,393	17,889	17,887	18,026	17,628	16,495	17,608	16,847	16,381	15,814	14,510	15,876	15,710	17,253	17,156	16,266	15,800	15,650	14,992	14,939	15,361	15,774	14,731	14,618	14,187	13,659	13,484	13,242	12,900	12,934	12,606	12,323	12,182	11,697	11,316	11,177	10,938	11,201	11,160	11,215	10,709	10,752	10,547	10,644	9,972	9,976	10,566	10,723	10,693	9,845	10,095	10,748	10,395	10,582	10,435	10,383	10,503	9,847	10,000
M Financial Index: Russell 1000 Value Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000 Value Index
Account Value	$ 22,589	$ 24,239	$ 22,783	$ 23,037	$ 22,721	$ 22,128	$ 21,052	$ 21,252	$ 20,599	$ 21,518	$ 20,493	$ 19,764	$ 19,744	$ 18,707	$ 17,396	$ 18,032	$ 18,756	$ 19,276	$ 18,621	$ 17,461	$ 18,162	$ 17,892	$ 17,975	$ 18,632	$ 17,714	$ 18,458	$ 17,372	$ 15,756	$ 17,271	$ 17,801	$ 16,694	$ 18,292	$ 17,943	$ 19,016	$ 18,494	$ 18,712	$ 19,158	$ 18,021	$ 18,679	$ 17,777	$ 18,418	$ 18,059	$ 17,916	$ 18,124	$ 17,710	$ 17,028	$ 16,082	$ 15,166	$ 15,306	$ 14,741	$ 12,993	$ 13,165	$ 13,497	$ 12,961	$ 12,468	$ 12,551	$ 12,135	$ 10,909	$ 13,157	$ 14,568	$ 14,889	$ 14,490	$ 14,056	$ 13,862	$ 13,384	$ 13,790	$ 13,676	$ 12,761	$ 13,637	$ 13,171	$ 13,088	$ 12,682	$ 11,766	$ 13,016	$ 12,639	$ 13,330	$ 13,304	$ 13,110	$ 12,611	$ 12,579	$ 12,505	$ 12,463	$ 12,686	$ 13,323	$ 12,827	$ 12,642	$ 12,266	$ 12,178	$ 11,827	$ 11,966	$ 11,810	$ 11,621	$ 11,632	$ 11,655	$ 11,774	$ 11,366	$ 11,286	$ 11,010	$ 10,415	$ 10,579	$ 10,600	$ 10,519	$ 10,222	$ 10,135	$ 9,980	$ 9,774	$ 9,117	$ 9,119	$ 9,616	$ 9,828	$ 9,790	$ 9,104	$ 9,387	$ 9,981	$ 9,938	$ 10,140	$ 10,020	$ 9,927	$ 10,064	$ 9,600	$ 10,000